Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 1/29/2025 3:34:42 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT2025CES21336				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	DTI is higher due to the inclusion of the HO6 insurance by Diligence.
[REDACTED]	RCKT2025CES20777				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit